Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 2,958,248	$ 2,925,151	$ 2,888,607
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	460,884	546,699	561,142
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	826,815	860,653	909,395
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	638,858	705,683	519,852
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	454,502	282,957	258,761
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	528,802	448,133	568,458
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 48,387	$ 81,026	$ 70,999